SEGMENT REPORTING (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Corporate Segment [Member]
Segment Reporting [Line Items]
SCHEDULE OF SEGMENT REPORTING

The following tables provide our results by segment:

	Six Months Ended June 30, 2026
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$28,584,985	$3,646,077	$40,798	$32,271,860
Cost of revenues	(17,274,946)	(2,122,037)	-	(19,396,983)
Gross Profit:	$11,310,039	$1,524,040	$40,798	$12,874,877

Operating Expenses				$(16,794,651)
Other Expenses				(825,934)
Deemed Dividends				-
Net loss available to common shareholders				$(4,745,708)

	Six Months Ended June 30, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$11,507,645	$6,777,347	$45,000	$18,329,992
Cost of revenues	(9,508,357)	(3,221,807)	-	(12,730,164)
Gross Profit:	$1,999,288	$3,555,540	$45,000	$5,599,828
Operating Expenses				$(14,132,730)
Other Expenses				(1,050,436)
Deemed Dividends				(2,999,964)
Net loss available to common shareholders				$(12,583,302)

	Three Months Ended June 30, 2026
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$14,454,523	$1,519,756	$21,600	$15,995,879
Cost of revenues	(9,125,425)	(810,460)	-	(9,935,885)
Gross Profit:	$5,329,098	$709,296	$21,600	$6,059,994

Operating Expenses				$(8,906,499)
Other Expenses				(394,658)
Deemed Dividends				-
Net loss available to common shareholders				$(3,241,163)

	Three Months Ended June 30, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$7,110,100	$3,865,182	$21,000	$10,996,282
Cost of revenues	(7,381,585)	(1,501,532)	-	(8,883,117)
Gross Profit:	$(271,485)	$2,363,650	$21,000	$2,113,165
Operating Expenses				$(6,764,560)
Other Expenses				(266,204)
Deemed Dividends				-
Net loss available to common shareholders				$(4,917,599)

The following tables provide our results by segment:

	Year Ended December 31, 2025
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$32,888,499	$13,695,565	$76,256	$46,660,320
Cost of revenues	(27,473,253)	(7,313,642)	-	(34,786,895)
Gross Profit:	$5,415,246	$6,381,923	$76,256	$11,873,425

Operating Expenses				$(31,694,143)
Other Expenses				(1,775,910)
Deemed Dividends				$(2,999,964)
Net loss available to common shareholders				$(24,596,592)

	Year Ended December 31, 2024
	Scrap Metal
	Recycling	Hauling	Other	Total
Revenues	$23,296,239	$9,881,820	$137,800	$33,315,859
Cost of revenues	(14,508,923)	(5,817,458)	-	(20,326,381)
Gross Profit:	$8,787,316	$4,064,362	$137,800	$12,989,478

Operating Expenses				$(47,251,411)
Other Income				10,344,580
Deemed Dividends				(76,528,836)
Net loss available to common shareholders				$(100,446,189)